BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of acquired intangible assets have weighted average economic lives	Acquired intangible assets have weighted average economic lives from the date of purchase as follows:

License	10.0	years
Brand name	10.0	years
Software	5.0	years

Summary of unaudited pro forma information

The following unaudited pro forma information summarizes the results of operations of the Group for the year ended December 31, 2017, as if the acquisition had been completed on January 1, 2017. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the years ended December 31, (unaudited)
	2017	2017
	EUR	RMB

Pro forma total revenues	12,188	93,334
Pro forma net loss	(1,614)	(12,360)
Pro forma net loss attributable to 500.com Limited	(1,501)	(11,495)

Summary of Redeemable Noncontrolling Interest

Accordingly, the carrying value of the noncontrolling interest as of December 31, 2017, 2018 and 2019 is stated as follows:

	EUR	RMB	US$

Noncontrolling interest-valuation*	2,915	22,595
Total comprehensive loss attributable to noncontrolling interest in 2017	(70)	(543)
Redeemable noncontrolling interest as of December 31, 2017	2,845	22,052

Total comprehensive loss attributable to noncontrolling interest in 2018	(413)	(3,223)

Adjustment to redemption value in 2018**	1,313	10,559
Redeemable noncontrolling interest as of December 31, 2018	3,745	29,388

Adjustment to redemption value in 2019***	(1,845)	(14,539)	(2,088)
Redeemable noncontrolling interest as of December 31, 2019	1,900	14,849	2,133

*     Noncontrolling interest in EUR was evaluated by third party appraiser as of the acquisition day. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.7514 RMB at the acquisition date.

**   Adjustment to redemption value in 2018 including two portions: 1) the excess amount of redemption amount in excess of fair value as of December 31, 2018, 2) the difference between fair value and the carrying amount after ASC 810‑10 attribution adjustment. The fair value as of December 31, 2018 was evaluated by third party appraiser on December 31, 2018. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.8473 RMB on December 31, 2018.

*** Adjustment to redemption value in 2019 was adjusted according to settlement agreement to purchase the 7% equity interest in TMG held by Helmet at a final redemption price of EUR1,900. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.8155 RMB on December 31, 2019.

Multi Group [Member]
Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Group obtained a third-party valuation of certain intangible assets. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.7514 RMB of the acquisition date on July 17, 2017.

			Amortization
	Amount	Amount	Years
	EUR	RMB
License	19,400	150,377	10.0
Brand name	11,100	86,041	10.0
Software	900	6,976	5.0
Others	7,116	55,156
Total identifiable assets acquired	38,516	298,550

Deferred tax liabilities	(1,164)	(9,023)
Other current liabilities	(1,422)	(11,022)
Total liabilities assumed	(2,586)	(20,045)

Net identifiable assets acquired	35,930	278,505
Noncontrolling interest#	2,915	22,595
Total consideration	49,754	385,662
Goodwill	16,739	129,752